CONDENSED PARENT COMPANY FINANCIAL INFORMATION	12 Months Ended
Dec. 31, 2011
CONDENSED PARENT COMPANY FINANCIAL INFORMATION
23.	CONDENSED PARENT COMPANY FINANCIAL INFORMATION

The Company records its investment in subsidiaries under the equity method of accounting as prescribed in FASB ASC Topic 323, “Investments - Equity Method and Joint Ventures”. Such investment and long-term loans to subsidiaries are presented on the balance sheet as “Investments in subsidiaries” and the income of the subsidiaries is presented as “Equity in income of subsidiaries” on the statement of income.

These supplemental condensed parent company financial statements should be read in conjunction with the notes to the Company’s Consolidated Financial Statements. Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted.

As of December 31, 2011, there were no material contingencies, significant provisions for long-term obligations, or guarantees of the Company, except as separately disclosed in the Company’s Consolidated Financial Statements, if any.

CONDENSED BALANCE SHEETS
	December 31,
	2011	2010
Assets
Cash	$11,621,907	$5,552,387
Prepayment	-	100,000
Other receivables	-	1,352,180
Investments in subsidiaries	286,912,377	160,813,883
Total assets	$298,534,284	$167,818,450

Liabilities and Stockholders'' Equity
Current liabilities
Accrued liabilities and other payables	$106,448	$6,448
Total liabilities	106,448	6,448

Stockholders' Equity
Common stock	140,418,118	73,944,243
Additional paid in capital	6,930,944	6,930,944
Treasury stock	(4,516,744)	-
Retained earnings	137,142,958	79,522,406
Subscriptions receivable	-	-
Accumulated other comprehensive income	18,452,560	7,414,409
Total stockholders' equity	298,427,836	167,812,002
Total liabilities and stockholders' equity	$298,534,284	$167,818,450

CONDENSED STATEMENT OF INCOME

	For the Year ended
	December 31,
	2011	2010	2009

General and administrative expenses	$(9,439,791)	$(2,059,737)	$(861,388)
Equity income of subsidiaries	67,060,343	49,143,161	44,309,666
Net income	$57,620,552	$47,083,424	$43,448,278

CONDENSED STATEMENT OF CASH FLOWS

	For the Year ended
	December 31,
	2011	2010	2009

Net cash used in operating activities	$(7,887,611)	$(3,511,915)	$(854,941)
Net cash used in investing activities	(48,000,000)	(25,500,000)	(20,000,000)
Net cash provided by financing activities	61,957,131	28,682,613	26,736,630
Cash as of January 1	5,552,387	5,881,689	-
Cash as of December 31	$11,621,907	$5,552,387	$5,881,689